PRODUCT WARRANTY (Tables)	12 Months Ended
Dec. 31, 2012
PRODUCT WARRANTY
Schedule of reconciliation of the changes in the Company's aggregate product warranty liability

	Year ended
	December 31, 2010	December 31, 2011	December 31, 2012
Beginning balance	$655	$1,035	$2,595
Warranty provided	425	4,013	5,455
Warranty costs incurred	(45)	(2,453)	(5,566)
Ending balance	$1,035	$2,595	$2,484